FIRST TRUST PORTFOLIOS L.P.
                      120 EAST LIBERTY DRIVE
                     WHEATON, ILLINOIS  60187




                          January 26, 2010



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549

Attn:     Filing Desk, Stop 1-4

     Re:           The First Trust GNMA Reinvestment Income Trust
                      "GRIT" Series 110
                   (File No. 333-163700) (CIK No. 0001465321)

Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Amendment No. 1, which was the most recent Amendment to the Registration Statement, was filed electronically with the Commission on January 20, 2010.

                                    Very truly yours,
                                    The First Trust GNMA Reinvestment
                                       Income Trust "GRIT" Series 110,
                                          Registrant



                                    By: FIRST TRUST PORTFOLIOS L.P., Depositor